Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (83.4%)
Albania (2.4%)
Sovereign (2.4%)
Albanian Government Bond,
3.90%, 1/22/30	ALL	75,000	$793
4.30%, 7/10/27		114,500	1,223
4.70%, 2/23/27		37,000	396
4.95%, 7/22/29		351,600	3,890
5.25%, 1/26/29 - 1/23/35		254,100	2,810
6.13%, 7/25/34		17,100	192
			9,304
Armenia (2.7%)
Sovereign (2.7%)
Republic of Armenia Treasury Bond,
9.00%, 4/29/26	AMD	99,880	252
9.25%, 4/29/28		786,700	1,964
9.60%, 10/29/33		2,602,928	6,440
9.75%, 10/29/50 - 10/29/52		757,312	1,853
			10,509
Benin (1.1%)
Sovereign (1.1%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	491	470
6.88%, 1/19/52		1,791	1,609
7.96%, 2/13/38		$2,065	1,960
			4,039
Cameroon (0.1%)
Sovereign (0.1%)
Republic of Cameroon International Bond,
5.95%, 7/7/32	EUR	476	405

Colombia (3.6%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	4,979,415	1,080

Sovereign (3.3%)
Colombian TES, Series B
5.75%, 11/3/27		24,995,000	5,401
6.00%, 4/28/28		8,982,000	1,905
6.25%, 7/9/36		4,382,700	694
7.00%, 6/30/32	COP	15,440,600	2,936
9.25%, 5/28/42		1,486,900	282
Colombian TES,
7.00%, 3/26/31		8,239,000	1,633
			12,851
			13,931
Dominican Republic (6.5%)
Sovereign (6.5%)
Dominican Republic Central Bank Note,
8.00%, 3/12/27 (a)	DOP	15,000	233
12.00%, 10/3/25 (a)		59,260	964
13.00%, 12/5/25 (a)		97,000	1,590
13.00%, 12/5/25		120,000	1,971
Dominican Republic International Bond,
8.00%, 1/15/27 - 2/12/27 (a)		114,000	1,775
11.25%, 9/15/35 (a)		60,850	1,066
11.25%, 9/15/35		200,300	3,510
12.00%, 8/8/25 (a)		262,700	4,267
12.75%, 9/23/29 (a)		357,200	6,437
13.63%, 2/3/33		160,750	3,121
			24,934
Ecuador (0.4%)
Sovereign (0.4%)
Ecuador Government International Bond,
6.90%, 7/31/30 (b)		$1,775	1,375

Egypt (7.0%)
Sovereign (7.0%)
Egypt Government Bond,
24.46%, 10/1/27	EGP	1,304,711	26,871

Ethiopia (1.0%)
Sovereign (1.0%)
Ethiopia International Bond,
6.63%, 12/11/24		$4,412	3,640
6.63%, 12/11/49 (a)		290	239
			3,879

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Ghana (0.2%)
Sovereign (0.2%)
Ghana Cocoa Bond,
13.00%, 8/30/27 - 8/28/28	GHS	5,054	$218
Republic of Ghana Government Bond, 5.00% Cash, 3.80% PIK
8.80%, 2/12/30 (c)		2,197	77
Republic of Ghana Government Bond, 5.00% Cash, 3.95% PIK
8.95%, 2/11/31 (c)		2,738	89
Republic of Ghana Government Bond, 5.00% Cash, 4.10% PIK
9.10%, 2/10/32 (c)		5,274	161
Republic of Ghana Government Bond, 5.00% Cash, 4.25% PIK
9.25%, 2/8/33 (c)		2,527	72
Republic of Ghana Government Bond, 5.00% Cash, 4.55% PIK
9.55%, 2/6/35 (c)		879	24
Republic of Ghana Government Bond, 5.00% Cash, 4.70% PIK
9.70%, 2/5/36 (c)		3,406	91
			732
Hungary (0.2%)
Sovereign (0.2%)
Hungary Government Bond,
3.00%, 4/25/41	HUF	452,940	727
4.00%, 4/28/51		139,450	232
			959
Indonesia (7.5%)
Sovereign (7.5%)
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	72,623,000	4,369
6.75%, 7/15/35		29,214,000	1,762
7.00%, 9/15/30 - 2/15/33		128,607,000	7,920
7.13%, 6/15/43		66,286,000	4,078
7.50%, 6/15/35		83,000,000	5,256
8.38%, 4/15/39		20,000,000	1,351
8.75%, 5/15/31		58,978,000	3,954
			28,690
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast Government International Bond,
6.63%, 3/22/48	EUR	732	618

Kazakhstan (1.7%)
Sovereign (1.7%)
Development Bank of Kazakhstan JSC,
13.00%, 4/15/27 (a)	KZT	1,922,000	3,564
Kazakhstan Government Bond - MEUKAM,
5.00%, 4/18/28		148,388	233
5.50%, 9/20/28		209,238	331
10.55%, 7/28/29		502,000	897
14.00%, 5/12/31 - 5/19/32		774,179	1,616
			6,641
Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond,
5.80%, 4/14/20 (d)(e)(f)		$189	31
6.00%, 1/27/23 (d)(e)(f)		76	12
6.10%, 10/4/22 (d)(e)(f)		2,236	362
6.15%, 6/19/20 (d)(e)(f)		1,204	195
6.20%, 2/26/25 (d)(e)(f)		47	27
6.25%, 6/12/25 (d)(e)(f)		189	31
6.38%, 3/9/49 (d)(e)(f)		189	31
6.40%, 5/26/23 (d)(e)(f)		378	61
6.65%, 2/26/30 (d)(e)(f)		51	8
6.75%, 11/29/27 (d)(e)(f)		54	9
6.85%, 3/23/27 (d)(e)(f)		53	9
7.00%, 3/23/32 (d)(e)(f)		138	22
7.25%, 3/23/37 (d)(e)(f)		177	28
8.25%, 4/12/21 (d)(e)(f)		1,136	183
			1,009

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Malaysia (1.7%)
Sovereign (1.7%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	24,620	$5,381
4.70%, 10/15/42		3,900	948
			6,329
Mexico (2.6%)
Sovereign (2.6%)
Mexican Bonos,
8.00%, 11/7/47 - 7/31/53	MXN	178,199	6,741
8.50%, 11/18/38		32,679	1,381
Petroleos Mexicanos,
6.88%, 10/16/25		$1,720	1,717
			9,839
Montenegro (0.4%)
Sovereign (0.4%)
Montenegro Government International Bond,
2.88%, 12/16/27	EUR	261	261
7.25%, 3/12/31 (a)		$200	206
7.25%, 3/12/31		918	945
			1,412
Paraguay (2.3%)
Corporate Bond (0.7%)
Itau BBA International PLC,
0.00%, 2/19/30		18,493,970	2,569

Sovereign (1.6%)
Paraguay Government International Bond,
7.90%, 2/9/31	PYG	9,630,000	1,240
7.90%, 2/9/31 (a)		37,776,000	4,862
			6,102
			8,671
Peru (4.5%)
Sovereign (4.5%)
Peru Government Bond,
5.40%, 8/12/34	PEN	31,370	7,680
6.90%, 8/12/37		18,206	4,872
7.60%, 8/12/39		16,998	4,774
			17,326
Poland (3.1%)
Sovereign (3.1%)
Republic of Poland Government Bond,
2.00%, 8/25/36	PLN	55,570	11,991

Romania (1.8%)
Sovereign (1.8%)
Romania Government Bond,
2.50%, 10/25/27	RON	2,855	527
4.25%, 4/28/36		8,910	1,397
4.75%, 10/11/34		25,000	4,221
8.75%, 10/30/28		3,970	865
			7,010
Serbia (4.4%)
Sovereign (4.4%)
Serbia Treasury Bond,
4.50%, 8/20/32	RSD	869,800	7,575
7.00%, 10/26/31		926,490	9,295
			16,870
South Africa (11.9%)
Sovereign (11.9%)
Republic of South Africa Government Bond,
8.50%, 1/31/37	ZAR	130,955	5,933
8.75%, 1/31/44		106,539	4,587
8.88%, 2/28/35		465,332	22,601
9.00%, 1/31/40		272,955	12,370
			45,491
Sri Lanka (0.7%)
Sovereign (0.7%)
Sri Lanka Government Bond,
11.00%, 10/15/28 - 10/15/30	LKR	814,000	2,780

Supranational (0.1%)
Sovereign (0.1%)
International Finance Corp.,
16.00%, 2/21/25	UZS	7,000,000	541

Suriname (0.5%)
Sovereign (0.5%)
Suriname Government International Bond, 4.95% Cash, 3.00% PIK
7.95%, 7/15/33 (c)		$111	106

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
Suriname Government International Bond,
4.95% Cash, 3.00% PIK
7.95%, 7/15/33 (a)(c)		$144	$138
Suriname Government International Bond,
9.00%, 12/31/50 (a)(g)		675	695
9.00%, 12/31/50 (g)		840	865
			1,804
Thailand (2.6%)
Sovereign (2.6%)
Thailand Government Bond,
1.60%, 6/17/35	THB	30,700	851
1.88%, 6/17/49		50,000	1,243
2.00%, 6/17/42		226,000	6,134
3.30%, 6/17/38		50,000	1,622
			9,850
Tunisia (0.4%)
Sovereign (0.4%)
Tunisian Republic,
6.38%, 7/15/26	EUR	1,590	1,608

Turkey (2.9%)
Sovereign (2.9%)
Turkiye Government Bond,
17.30%, 7/19/28	TRY	50,000	1,085
17.80%, 7/13/33		3,000	63
26.20%, 10/5/33		75,564	2,175
27.70%, 9/27/34		45,627	1,390
30.00%, 9/12/29		20,000	581
31.08%, 11/8/28		3,000	89
48.27%, 6/16/27 (g)		91,654	2,643
48.83%, 9/6/28 (g)		47,419	1,351
50.22%, 5/17/28 (g)		63,462	1,816
			11,193
Uruguay (0.0%)‡
Sovereign (0.0%)‡
Uruguay Government International Bond,
3.40%, 5/16/45	UYU	5,000	116

Uzbekistan (7.7%)
Corporate Bonds (3.9%)
European Bank for Reconstruction & Development,
17.20%, 4/9/26		$1,700	1,677
17.35%, 3/1/27		700	678
Ipoteka-Bank ATIB,
20.50%, 4/25/27	UZS	15,590,000	1,221
Uzbek Industrial & Construction Bank ATB,
21.00%, 7/24/27		141,910,000	11,301
			14,877
Loan Participation Notes (1.5%)
Europe Asia Investment Finance BV,
18.70%, 7/21/26		51,573,170	4,004
Uzbek Industrial & Construction Bank ATB via Daryo Finance BV,
18.75%, 6/15/25		24,257,650	1,881
			5,885
Sovereign (2.3%)
National Bank of Uzbekistan,
19.88%, 7/5/27		14,170,000	1,105
Republic of Uzbekistan International Bond,
16.25%, 10/12/26		55,720,000	4,452
16.63%, 5/29/27		40,000,000	3,070
			8,627
			29,389
Venezuela (0.9%)
Sovereign (0.9%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (d)(e)(f)		$1,817	225
5.50%, 4/12/37 (d)(e)(f)		507	63
6.00%, 5/16/24 - 11/15/26 (d)(e)(f)		11,367	1,393
9.00%, 11/17/21 (d)(e)(f)		375	48
9.75%, 5/17/35 (d)(e)(f)		690	91
12.75%, 2/17/22 (d)(e)(f)		291	40
Venezuela Government International Bond,
6.00%, 12/9/20 (d)(e)(f)		322	46
7.00%, 3/31/38 (d)(e)(f)		430	67

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
7.65%, 4/21/25 (d)(e)(f)		$607	$97
7.75%, 10/13/19 (d)(e)(f)		710	105
8.25%, 10/13/24 (d)(e)(f)		1,410	238
9.00%, 5/7/23 (d)(e)(f)		307	51
9.25%, 9/15/27 - 5/7/28 (d)(e)(f)		4,610	852
9.38%, 1/13/34 (d)(e)(f)		108	21
11.75%, 10/21/26 (d)(e)(f)		366	73
11.95%, 8/5/31 (d)(e)(f)		405	75
12.75%, 8/23/22 (d)(e)(f)		237	44
			3,529
Total Fixed Income Securities (Cost $332,691)			319,645

	No. of Warrants
Warrants (0.9%)
Ukraine (0.9%)
Ukraine Government International Bond, expires 8/1/41 (g) (Cost $2,994)		4,091,000	3,442

	Face Amount (000)
Short-Term Investments (15.7%)
Mortgages - Other (0.2%)
Nigeria OMO Bill (g)	NGN	195,461	108
Nigeria OMO Bill (g)		977,305	540
Total Mortgages - Other (Cost $591)			648

U.S. Treasury Security (2.6%)
U.S. Treasury Bill, 4.37%, 5/6/25 (Cost $9,890) (h)		$10,000	9,893

	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.21% (i) (Cost $14,213)		14,212,620	14,213

	Face Amount (000)
Sovereign (9.2%)
Egypt (3.0%)
Egypt Treasury Bill, 29.24%, 4/1/25 (Cost $11,974)	EGP	605,575	11,559

Nigeria (6.2%)
Nigeria OMO Bill,
24.65%, 4/1/25	NGN	943,147	615
25.09%, 4/1/25		671,056	437
26.12%, 2/25/25		990,635	658
27.83%, 5/27/25		4,437,949	2,766
28.13%, 5/27/25		81,345	51
28.46%, 11/25/25		249,710	137
28.80%, 12/9/25		726,086	401
29.63%, 9/30/25		6,952,019	3,994
29.76%, 5/20/25 - 5/20/25		4,065,918	2,547
29.95%, 12/30/25		158,413	86
30.17%, 8/19/25		940,345	553
30.60%, 12/2/25		391,830	216
30.77%, 1/6/26		35,548	19
31.55%, 10/7/25		6,189,173	3,535
31.79%, 6/17/25		650,279	399
32.15%, 6/10/25		390,850	241
Nigeria Treasury Bill,
24.92%, 2/20/25		1,563,254	1,043
25.03%, 4/10/25		2,884,599	1,858
26.33%, 2/6/25		1,111,967	747
26.63%, 3/27/25		2,870,604	1,874
27.02%, 3/6/25		1,673,200	1,105
27.91%, 11/20/25		930,394	524
			23,806
Total Sovereign (Cost $35,563)			35,365
Total Short-Term Investments (Cost $60,257)			60,119
TOTAL INVESTMENTS EXCLUDING PURCHASED OPTIONS (100.0%)(Cost $395,942)			383,206
TOTAL PURCHASED OPTIONS OUTSTANDING (0.0%) (Cost $413)			178
TOTAL INVESTMENTS (100%) (Cost $396,355)(j)(k)			383,384
LIABILITIES IN EXCESS OF OTHER ASSETS			(52,151)
NET ASSETS			$331,233

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2025. Maturity date disclosed is the ultimate maturity date.
(c)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	All or a portion of the security is subject to delayed delivery.
(g)	Floating or variable rate securities: The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(h)	Rate shown is the yield to maturity at January 31, 2025.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended January 31, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)	At January 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,307,000 and the aggregate gross unrealized depreciation is approximately $20,842,000, resulting in net unrealized depreciation of approximately $9,535,000.
PIK	Payment-in-Kind.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CZK	12,000	EUR	476	3/19/25	$— @
Bank of America NA	EUR	1,397	PLN	6,000	3/19/25	21
Bank of America NA	INR	57,000		$656	3/19/25	(— @)
Bank of America NA	PEN	200		$53	3/19/25	(1)
Bank of America NA	SGD	800		$591	3/19/25	1
Bank of America NA	THB	37,490		$1,098	3/19/25	(19)
Bank of America NA	TRY	31,975		$746	2/10/25	(141)
Bank of America NA		$4,371	KZT	2,185,537	4/11/25	(228)
Bank of America NA		$2,480	MXN	50,930	3/19/25	(39)
Bank of America NA		$1,449	TRY	62,053	2/10/25	274
Bank of America NA		$563	TRY	24,109	2/10/25	106
Bank of America NA		$893	TRY	32,790	2/28/25	3
Bank of America NA		$1,195	TRY	43,887	2/28/25	4
Barclays Bank PLC	BRL	11,240		$1,918	2/4/25	(5)
Barclays Bank PLC	BRL	1,590		$269	2/4/25	(3)
Barclays Bank PLC	BRL	8,410		$1,423	2/4/25	(16)
Barclays Bank PLC	CNY	39,500		$5,381	3/19/25	(73)
Barclays Bank PLC	COP	8,619,010		$1,957	3/19/25	(81)
Barclays Bank PLC	COP	15,751,829		$3,576	3/19/25	(147)
Barclays Bank PLC	COP	6,219,160		$1,412	3/19/25	(58)
Barclays Bank PLC	EUR	2,423	PLN	10,423	3/19/25	41
Barclays Bank PLC	EUR	23,937	PLN	102,973	3/19/25	401
Barclays Bank PLC	EUR	320	PLN	1,351	3/19/25	(1)
Barclays Bank PLC	IDR	15,280,023		$954	3/19/25	18
Barclays Bank PLC	IDR	78,417,880		$4,925	3/19/25	122
Barclays Bank PLC	IDR	66,469,508		$4,174	3/19/25	103
Barclays Bank PLC	IDR	133,758,785		$8,400	3/19/25	207
Barclays Bank PLC	IDR	3,429,618		$210	3/19/25	(— @)
Barclays Bank PLC	IDR	3,697,400		$226	3/19/25	(— @)
Barclays Bank PLC	PLN	14,520	EUR	3,375	3/19/25	(56)
Barclays Bank PLC	PLN	820	EUR	191	3/19/25	(3)
Barclays Bank PLC	PLN	42,411	EUR	9,859	3/19/25	(165)
Barclays Bank PLC	PLN	13,900	EUR	3,231	3/19/25	(54)
Barclays Bank PLC		$616	BRL	3,660	4/2/25	4
Barclays Bank PLC		$1,928	BRL	11,240	2/4/25	(5)
Barclays Bank PLC		$1,408	BRL	8,410	4/2/25	16
Barclays Bank PLC		$266	BRL	1,590	4/2/25	3
Barclays Bank PLC		$1,443	BRL	8,410	2/4/25	(3)
Barclays Bank PLC		$273	BRL	1,590	2/4/25	(1)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$7,008	CLP	6,850,494	3/19/25	$(28)
Barclays Bank PLC		$3,328	COP	14,657,464	3/19/25	137
Barclays Bank PLC		$8,485	IDR	135,111,289	3/19/25	(209)
Barclays Bank PLC		$9,734	IDR	158,000,000	2/10/25	(43)
Barclays Bank PLC		$4,751	INR	410,000	3/19/25	(33)
Barclays Bank PLC		$1,538	INR	133,800	3/19/25	2
Barclays Bank PLC		$3,345	INR	290,094	3/19/25	(7)
Barclays Bank PLC		$39	INR	3,424	3/19/25	(— @)
Barclays Bank PLC		$463	MXN	9,477	3/19/25	(8)
Barclays Bank PLC		$25,425	SGD	33,889	3/19/25	(444)
Barclays Bank PLC		$642	TRY	23,308	2/12/25	4
Barclays Bank PLC		$191	TRY	7,012	2/28/25	1
Barclays Bank PLC		$444	TRY	16,342	3/4/25	1
Barclays Bank PLC		$288	TRY	10,600	3/4/25	— @
Barclays Bank PLC		$1,863	TRY	68,647	3/4/25	6
Barclays Bank PLC	ZAR	40,000		$2,182	3/19/25	49
BNP Paribas SA	BRL	8,410		$1,423	2/4/25	(16)
BNP Paribas SA	BRL	1,590		$269	2/4/25	(3)
BNP Paribas SA	BRL	51,599		$8,630	4/2/25	(107)
BNP Paribas SA	BRL	23,060		$3,857	4/2/25	(48)
BNP Paribas SA	BRL	141,253		$23,881	2/4/25	(289)
BNP Paribas SA	BRL	26,716		$4,517	2/4/25	(55)
BNP Paribas SA	BRL	51,599		$8,850	2/4/25	21
BNP Paribas SA	BRL	23,060		$3,955	2/4/25	9
BNP Paribas SA	EUR	7,875	HUF	3,253,158	2/19/25	89
BNP Paribas SA	HUF	545,314	EUR	1,320	2/19/25	(15)
BNP Paribas SA	IDR	32,650,327		$1,994	3/19/25	(6)
BNP Paribas SA	IDR	7,257,433		$449	3/19/25	4
BNP Paribas SA	INR	209,240		$2,456	3/19/25	48
BNP Paribas SA	PEN	2,000		$534	3/19/25	(3)
BNP Paribas SA		$266	BRL	1,590	4/2/25	3
BNP Paribas SA		$1,408	BRL	8,410	4/2/25	16
BNP Paribas SA		$23,624	BRL	141,253	4/2/25	293
BNP Paribas SA		$3,899	BRL	23,060	2/4/25	47
BNP Paribas SA		$8,724	BRL	51,599	2/4/25	106
BNP Paribas SA		$4,468	BRL	26,715	4/2/25	55
BNP Paribas SA		$4,582	BRL	26,716	2/4/25	(11)
BNP Paribas SA		$273	BRL	1,590	2/4/25	(1)
BNP Paribas SA		$24,228	BRL	141,253	2/4/25	(58)
BNP Paribas SA		$1,443	BRL	8,410	2/4/25	(3)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$226	IDR	3,681,328	2/5/25	$— @
BNP Paribas SA		$27,319	INR	2,327,590	3/19/25	(534)
BNP Paribas SA		$1,563	TRY	57,023	2/10/25	20
Citibank NA	EGP	225		$4	2/3/25	— @
Citibank NA	INR	1,039,000		$11,953	3/19/25	(3)
Citibank NA	PEN	6,147		$1,629	3/19/25	(20)
Citibank NA		$1,331	CLP	1,301,529	3/19/25	(5)
Citibank NA		$1,343	COP	5,912,022	3/19/25	55
Citibank NA		$1,728	EGP	104,021	2/13/25	334
Citibank NA		$346	EGP	21,392	2/20/25	77
Citibank NA		$576	EGP	34,846	2/20/25	113
Citibank NA		$288	EGP	17,999	2/20/25	68
Citibank NA		$288	EGP	18,806	2/27/25	82
Citibank NA		$4	EGP	225	2/3/25	— @
Citibank NA		$8,845	EGP	462,000	2/18/25	291
Citibank NA		$2,019	IDR	32,650,327	3/19/25	(19)
Citibank NA		$213	KES	31,111	4/16/25	25
Citibank NA		$214	KES	31,143	4/9/25	24
Citibank NA		$364	KES	52,486	3/21/25	40
Citibank NA		$698	KES	101,979	4/4/25	83
Citibank NA		$416	KES	60,000	3/21/25	45
Citibank NA		$93	KES	13,420	4/4/25	10
Citibank NA		$1,147	KZT	580,114	2/24/25	(35)
Citibank NA		$731	KZT	391,252	3/11/25	16
Citibank NA		$1,325	UYU	56,932	3/31/25	(20)
Citibank NA		$185	UYU	7,839	4/15/25	(6)
Citibank NA		$745	VND	18,379,000	3/19/25	(13)
Citibank NA	VND	18,379,000		$716	3/19/25	(16)
Deutsche Bank AG	PLN	6,558	EUR	1,525	3/19/25	(25)
Deutsche Bank AG		$520	TRY	19,126	3/4/25	1
Goldman Sachs International	BRL	5,025		$808	2/4/25	(52)
Goldman Sachs International	BRL	5,025		$808	2/4/25	(52)
Goldman Sachs International	CLP	957,730		$981	3/19/25	5
Goldman Sachs International	CLP	2,466,386		$2,526	3/19/25	13
Goldman Sachs International	CNH	35,110		$4,842	3/19/25	40
Goldman Sachs International	CNH	109,550		$15,109	3/19/25	124
Goldman Sachs International	COP	1,890,000		$427	3/19/25	(20)
Goldman Sachs International	CZK	55,610	EUR	2,211	3/19/25	6
Goldman Sachs International	CZK	63,570	EUR	2,528	3/19/25	7
Goldman Sachs International	EGP	225		$4	2/3/25	(— @)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	EUR	9,386	CZK	236,037	3/19/25	$(27)
Goldman Sachs International	EUR	3,806	CZK	95,709	3/19/25	(11)
Goldman Sachs International	EUR	6,346	CZK	159,598	3/19/25	(19)
Goldman Sachs International	EUR	635	CZK	16,000	3/19/25	(— @)
Goldman Sachs International	EUR	442	PLN	1,900	3/19/25	8
Goldman Sachs International	EUR	538	RON	2,699	3/19/25	2
Goldman Sachs International	EUR	4,164	RON	20,886	3/19/25	19
Goldman Sachs International	IDR	6,338,770		$390	3/19/25	2
Goldman Sachs International	MXN	100,420		$4,891	3/19/25	77
Goldman Sachs International	MXN	133,919		$6,523	3/19/25	103
Goldman Sachs International	MYR	21,500		$4,872	3/19/25	42
Goldman Sachs International	MYR	2,180		$486	3/19/25	(4)
Goldman Sachs International	NGN	1,078,204		$552	10/7/25	(109)
Goldman Sachs International	PEN	7,387		$1,974	3/19/25	(8)
Goldman Sachs International	PEN	37,775		$10,094	3/19/25	(41)
Goldman Sachs International	RON	2,631	EUR	525	3/19/25	(2)
Goldman Sachs International		$862	BRL	5,025	2/4/25	(2)
Goldman Sachs International		$1,100	CLP	1,098,511	3/19/25	19
Goldman Sachs International		$159	EGP	8,605	2/26/25	10
Goldman Sachs International		$557	EGP	29,400	3/4/25	20
Goldman Sachs International		$4	EGP	225	10/27/25	(— @)
Goldman Sachs International		$4	EGP	225	2/3/25	(— @)
Goldman Sachs International		$1,170	KZT	618,790	3/12/25	11
Goldman Sachs International		$1,398	KZT	748,036	3/17/25	28
Goldman Sachs International		$1,398	KZT	747,687	3/17/25	28
Goldman Sachs International		$1,398	KZT	750,483	3/18/25	33
Goldman Sachs International		$1,398	KZT	749,435	3/18/25	31
Goldman Sachs International		$717	KZT	384,946	3/19/25	17
Goldman Sachs International		$13,647	MXN	280,176	3/19/25	(215)
Goldman Sachs International		$16,923	MXN	347,432	3/19/25	(266)
Goldman Sachs International		$1,611	MYR	7,108	3/19/25	(14)
Goldman Sachs International		$8,393	MYR	37,039	3/19/25	(72)
Goldman Sachs International		$7,138	MYR	31,500	3/19/25	(61)
Goldman Sachs International		$13,971	MYR	61,653	3/19/25	(119)
Goldman Sachs International		$456	MYR	2,000	3/19/25	(7)
Goldman Sachs International		$3,531	PEN	13,213	3/19/25	14
Goldman Sachs International		$354	THB	11,900	3/19/25	— @
Goldman Sachs International		$698	THB	24,000	3/19/25	16
Goldman Sachs International		$350	THB	11,846	3/19/25	2
Goldman Sachs International	UYU	7,839		$173	4/15/25	(6)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	UYU	26,932		$597	3/31/25	$(20)
Goldman Sachs International	UYU	15,000		$336	3/31/25	(8)
HSBC Bank PLC	EGP	110,154		$2,173	2/18/25	(6)
HSBC Bank PLC	IDR	4,913,800		$303	3/19/25	2
HSBC Bank PLC	IDR	2,923,000		$179	3/19/25	— @
HSBC Bank PLC	THB	339,120		$10,018	3/19/25	(79)
HSBC Bank PLC	THB	161,510		$4,771	3/19/25	(37)
HSBC Bank PLC		$2	EGP	121	4/8/25	— @
HSBC Bank PLC		$5	EGP	298	7/8/25	— @
HSBC Bank PLC		$292	EGP	16,193	2/27/25	27
HSBC Bank PLC		$23,869	THB	808,012	3/19/25	187
HSBC Bank PLC		$8,648	THB	292,743	3/19/25	68
HSBC Bank PLC		$2,002	TRY	73,039	2/10/25	25
HSBC Bank PLC		$523	TRY	19,246	3/4/25	1
HSBC Bank PLC		$20,348	TWD	656,210	3/19/25	(223)
HSBC Bank PLC		$22,858	ZAR	411,573	3/19/25	(909)
HSBC Bank PLC	ZAR	570		$32	3/19/25	1
HSBC Bank PLC	ZAR	74,890		$4,159	3/19/25	165
HSBC Bank PLC	ZAR	622,950		$34,597	3/19/25	1,376
HSBC Bank PLC	ZAR	498,904		$27,708	3/19/25	1,102
JPMorgan Chase Bank NA	BRL	4,845		$827	2/4/25	(2)
JPMorgan Chase Bank NA	BRL	5,025		$808	2/4/25	(51)
JPMorgan Chase Bank NA	BRL	5,025		$801	2/4/25	(59)
JPMorgan Chase Bank NA	COP	1,588,000		$353	3/19/25	(23)
JPMorgan Chase Bank NA	NGN	1,038,996		$535	10/10/25	(101)
JPMorgan Chase Bank NA	NGN	1,565,057		$798	10/15/25	(158)
JPMorgan Chase Bank NA	PLN	13,930	EUR	3,238	3/19/25	(54)
JPMorgan Chase Bank NA	TRY	121,150		$2,986	2/10/25	(376)
JPMorgan Chase Bank NA	TRY	40,450		$1,106	2/19/25	(7)
JPMorgan Chase Bank NA	TWD	175,700		$5,393	3/19/25	5
JPMorgan Chase Bank NA		$831	BRL	4,845	2/4/25	(2)
JPMorgan Chase Bank NA		$862	BRL	5,025	2/4/25	(2)
JPMorgan Chase Bank NA		$405	IDR	6,598,000	3/19/25	(1)
JPMorgan Chase Bank NA		$741	KZT	384,945	5/30/25	(20)
JPMorgan Chase Bank NA		$741	KZT	384,946	5/30/25	(20)
JPMorgan Chase Bank NA		$379	KZT	200,165	3/11/25	3
JPMorgan Chase Bank NA		$1,092	KZT	586,200	3/6/25	29
JPMorgan Chase Bank NA		$1,576	KZT	840,758	3/19/25	27
JPMorgan Chase Bank NA		$1,080	KZT	577,194	3/6/25	24
JPMorgan Chase Bank NA		$600	KZT	316,720	4/28/25	(2)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$326	MXN	6,800	3/19/25	$	(—	@)
JPMorgan Chase Bank NA		$615	NGN	1,016,429	2/25/25		68
JPMorgan Chase Bank NA		$1,953	TRY	71,308	2/10/25		26
JPMorgan Chase Bank NA		$1,025	TRY	37,552	2/18/25		10
JPMorgan Chase Bank NA		$2,420	TRY	88,489	2/19/25		16
JPMorgan Chase Bank NA		$1,292	TRY	47,443	2/28/25		4
JPMorgan Chase Bank NA		$239	TRY	8,766	2/28/25		1
JPMorgan Chase Bank NA		$1,786	TRY	65,426	2/28/25		1
JPMorgan Chase Bank NA		$2,578	UZS	36,224,675	2/13/25		206
JPMorgan Chase Bank NA		$904	UZS	12,708,426	2/18/25		72
JPMorgan Chase Bank NA		$900	UZS	12,643,992	2/13/25		72
JPMorgan Chase Bank NA		$327	UZS	4,611,719	3/17/25		25
JPMorgan Chase Bank NA		$339	UZS	4,780,770	3/20/25		26
JPMorgan Chase Bank NA		$377	UZS	5,350,413	4/4/25		30
JPMorgan Chase Bank NA		$1,373	UZS	19,426,908	4/4/25		104
JPMorgan Chase Bank NA		$1,059	UZS	15,185,750	6/9/25		78
JPMorgan Chase Bank NA		$858	ZAR	15,400	3/19/25		(36)
Standard Chartered Bank	BRL	11,820		$2,025	2/4/25		3
Standard Chartered Bank	BRL	17,125		$2,935	2/4/25		4
Standard Chartered Bank	KES	112,486		$750	3/21/25		(114)
Standard Chartered Bank	KES	163,950		$1,125	4/4/25		(131)
Standard Chartered Bank	KES	31,143		$213	4/9/25		(25)
Standard Chartered Bank	KES	31,111		$213	4/16/25		(24)
Standard Chartered Bank	KES	31,111		$232	4/16/25		(6)
Standard Chartered Bank	PEN	1,381		$366	3/19/25		(5)
Standard Chartered Bank	SGD	13,020		$9,564	3/19/25		(34)
Standard Chartered Bank		$5,123	BRL	29,896	2/4/25		(7)
Standard Chartered Bank		$27,087	BRL	158,073	2/4/25		(39)
Standard Chartered Bank		$338	KES	48,551	4/4/25		34
Standard Chartered Bank		$236	KES	31,111	4/16/25		2
Standard Chartered Bank		$712	NGN	1,309,603	2/24/25		168
Standard Chartered Bank		$356	NGN	663,698	2/24/25		90
Standard Chartered Bank		$1,638	TRY	59,781	2/10/25		21
Standard Chartered Bank		$1,192	TRY	43,265	2/12/25		7
Standard Chartered Bank		$873	TRY	31,692	2/12/25		5
Standard Chartered Bank		$401	UZS	5,743,639	4/15/25		34
Standard Chartered Bank		$1,773	UZS	25,375,879	6/23/25		120
Standard Chartered Bank		$732	VND	18,073,000	3/26/25		(12)
Standard Chartered Bank	VND	18,073,000		$704	3/26/25		(16)
State Street Bank and Trust Co.	EUR	322		$333	2/7/25		(1)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	EUR	4,144		$4,281	2/7/25	$(19)
State Street Bank and Trust Co.	EUR	2,255		$2,329	2/7/25	(10)
State Street Bank and Trust Co.	EUR	1,837		$1,898	2/7/25	(8)
State Street Bank and Trust Co.	EUR	5,606		$5,791	2/7/25	(25)
State Street Bank and Trust Co.	EUR	1,439		$1,486	2/7/25	(6)
State Street Bank and Trust Co.	EUR	4,612		$4,764	2/7/25	(21)
State Street Bank and Trust Co.	EUR	78		$81	2/7/25	(—	@)
State Street Bank and Trust Co.	EUR	771		$796	2/7/25	(3)
State Street Bank and Trust Co.	EUR	123		$128	2/7/25	(1)
State Street Bank and Trust Co.	EUR	2,309		$2,384	2/7/25	(11)
State Street Bank and Trust Co.	EUR	1,473		$1,521	2/7/25	(7)
State Street Bank and Trust Co.	EUR	4,722		$4,876	2/7/25	(24)
State Street Bank and Trust Co.	EUR	126		$131	2/7/25	(1)
State Street Bank and Trust Co.	EUR	1,881		$1,942	2/7/25	(9)
State Street Bank and Trust Co.	EUR	4,243		$4,381	2/7/25	(21)
State Street Bank and Trust Co.	EUR	330		$341	2/7/25	(2)
State Street Bank and Trust Co.	EUR	789		$815	2/7/25	(4)
State Street Bank and Trust Co.	EUR	80		$83	2/7/25	(—	@)
State Street Bank and Trust Co.	EUR	5,740		$5,926	2/7/25	(29)
State Street Bank and Trust Co.	EUR	286		$300	2/7/25	3
State Street Bank and Trust Co.	INR	240,000		$2,814	3/19/25	52
State Street Bank and Trust Co.	MYR	6,900		$1,544	3/19/25	(6)
State Street Bank and Trust Co.		$753	COP	3,200,000	3/19/25	4
State Street Bank and Trust Co.		$16,062	EUR	15,548	2/7/25	70
State Street Bank and Trust Co.		$258	EUR	249	2/7/25	1
State Street Bank and Trust Co.		$8,453	EUR	8,183	2/7/25	37
State Street Bank and Trust Co.		$8,441	EUR	8,175	2/7/25	41
State Street Bank and Trust Co.		$257	EUR	249	2/7/25	1
State Street Bank and Trust Co.		$16,038	EUR	15,532	2/7/25	77
State Street Bank and Trust Co.		$1,080	INR	92,000	3/19/25	(21)
UBS AG	BRL	6,480		$1,043	2/4/25	(66)
UBS AG	BRL	3,048		$490	2/4/25	(32)
UBS AG	EUR	195		$203	2/7/25	1
UBS AG	THB	49,602		$1,450	3/19/25	(27)
UBS AG		$1,111	BRL	6,480	2/4/25	(3)
UBS AG		$523	BRL	3,048	2/4/25	(1)
UBS AG		$7,190	CNH	52,240	3/19/25	(44)
UBS AG		$14,833	CNH	107,775	3/19/25	(91)
UBS AG		$1,547	TRY	66,963	2/10/25	311
UBS AG		$1,661	TRY	60,265	2/12/25	9
						$1,661

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at January 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Citibank NA	USD/CNH	CNH	7.50	Jan–26	7,000,000	$7,000	$72	$84	$(12)

CNH — Chinese Yuan Renminbi Offshore

Put Options Purchased:

The Fund had the following put options purchased open at January 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas SA	USD/INR	INR	84.75	Apr–25	10,860,000	$10,860	$4	$153	$(149)
JPMorgan Chase Bank NA	USD/INR	INR	85.50	Jan–29	9,800,000	9,800	47	81	(33)
JPMorgan Chase Bank NA	USD/INR	INR	85.50	Jan–29	11,200,000	11,200	55	95	(41)
							$106	$329	$(223)

Call Options Written:

The Fund had the following call options written open at January 31, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (000)
Citibank NA	USD/CNH	6.80	Jan–26	(7,000,000)	$7,000	$(39)	$(50)	$11
Citibank NA	USD/CNH	7.80	Jan–26	(7,000,000)	7,000	(35)	(41)	6
						$(74)	$(91)	$17

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	7	Mar-25	EUR	(700)	$(936)	$78
German Euro-Bund Index (Germany)	10	Mar-25		(1,000)	(1,375)	34
German Euro-Schatz Index (Germany)	16	Mar-25		(1,600)	(1,773)	4
U.S. Treasury 10 yr. Ultra Note (United States)	19	Mar-25		$(1,900)	(2,116)	53
U.S. Treasury 5 yr. Note (United States)	20	Mar-25		(2,000)	(2,128)	20
						$189

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at January 31, 2025:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)		Upfront Payment Paid (Received) (000)			Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.78%	Monthly/Monthly	1/29/30	MXN	(35,800)	$	(— @)	$	(—	@)	$	(— @)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.88	Monthly/Monthly	11/24/34		(51,000)		(26)		—			(26)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.90	Monthly/Monthly	12/12/29		(282,800)		53		—			53
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.95	Monthly/Monthly	12/6/34		(115,700)		(38)		—			(38)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.99	Monthly/Monthly	7/20/26		(59,000)		7		—			7
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.00	Monthly/Monthly	6/22/26		(70,000)		7		—			7
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.02	Monthly/Monthly	1/11/27		(11,900)		3		—			3
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.04	Monthly/Monthly	7/6/26		(65,000)		10		—			10
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.06	Monthly/Monthly	6/5/26		(107,000)		17		—			17
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.06	Monthly/Monthly	1/8/27		(13,000)		4		—			4
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.07	Monthly/Monthly	1/8/27		(13,000)		4		—			4
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.54	Monthly/Monthly	12/15/25		(77,000)		6		—			6
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.54	Monthly/Monthly	10/19/26		(77,000)		23		—	@		23
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.55	Monthly/Monthly	12/12/25		(75,900)		6		—			6
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.55	Monthly/Monthly	11/13/26		(75,900)		25		—	@		25
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.56	Monthly/Monthly	12/12/25		(75,000)		6		—			6
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.56	Monthly/Monthly	10/16/26		(75,000)		23		—	@		23

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)		Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.57%	Monthly/Monthly	12/15/25		(67,700)	$6	$—		$6
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.57	Monthly/Monthly	10/16/26		(38,000)	12	—	@	12
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.57	Monthly/Monthly	10/19/26		(67,700)	21	—	@	21
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	7.76	Quarterly/ Quarterly	3/19/30	ZAR	(37,000)	(4)	—		(4)
JPMorgan Chase Bank NA	3 Month KLIBOR	Receive	3.60	Quarterly/ Quarterly	12/18/29	MYR	(97,900)	(71)	—		(71)
Goldman Sachs International	3 Month KLIBOR	Receive	3.52	Quarterly/ Quarterly	3/19/30		(7,730)	1	—		1
JPMorgan Chase Bank NA	3 Month KLIBOR	Pay	3.54	Quarterly/ Quarterly	3/19/30		(14,700)	1	—		1
JPMorgan Chase Bank NA	3 Month KLIBOR	Pay	3.68	Quarterly/ Quarterly	6/19/29		(45,400)	68	—		68
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.81	Quarterly/Quarterly	3/19/35	KRW	(2,042,000)	(15)	—		(15)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.79	Quarterly/Quarterly	3/19/35		(769,000)	(5)	—		(5)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.79	Quarterly/Quarterly	3/19/35		(1,021,000)	(7)	—		(7)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.70	Quarterly/Quarterly	3/19/35		(805,000)	(1)	—		(1)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.69	Quarterly/Quarterly	3/19/35		(2,018,000)	(1)	—		(1)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.69	Quarterly/ Quarterly	3/19/35		(985,000)	(— @)	—		(— @)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.60	Quarterly/Quarterly	3/19/30		(3,815,000)	(1)	—		(1)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.60	Quarterly/ Quarterly	3/19/30		(1,870,000)	(1)	—		(1)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.61	Quarterly/Quarterly	3/19/30		(1,526,000)	— @	—		— @
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.71	Quarterly/Quarterly	3/19/30		(1,460,000)	5	—		5
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.72	Quarterly/Quarterly	3/19/30		(1,920,000)	7	—		7
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.73	Quarterly/Quarterly	3/19/30		(3,851,000)	15	—		15
Morgan Stanley & Co. LLC	6 Month BUBOR	Pay	6.74	Semi-Annual/Annual	6/19/34	HUF	(400,000)	39	—		39
Morgan Stanley & Co. LLC	6 Month BUBOR	Pay	6.87	Semi-Annual/Annual	12/18/34		(914,000)	23	—		23
Morgan Stanley & Co. LLC	6 Month BUBOR	Pay	6.92	Semi-Annual/Annual	6/19/29		(99,867)	14	—		14
Morgan Stanley & Co. LLC	6 Month CLICP	Receive	5.56	Semi-Annual/Semi-Annual	12/20/33	CLP	(1,900,000)	24	—		24

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month CLICP	Receive	5.23%	Semi-Annual/Semi-Annual	9/20/33		(1,424,859)	$35	$—	$35
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.79	Semi-Annual/Semi-Annual	6/21/29		(2,750,000)	(79)	—	(79)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.74	Semi-Annual/Annual	6/19/34	CZK	(199,000)	218	—	218
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.76	Semi-Annual/Annual	9/18/29		(259,000)	101	—	101
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.94	Semi-Annual/Annual	9/20/33		(24,972)	23	—	23
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi-Annual/Annual	9/20/33		(49,943)	48	—	48
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi-Annual/Annual	9/20/33		(75,085)	74	—	74
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi-Annual/Annual	9/20/33		(20,700)	20	—	20
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.15	Semi-Annual/Annual	9/20/28		(37,900)	35	—	35
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.33	Semi-Annual/Annual	12/20/33		(30)	— @	—	— @
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.02	Semi-Annual/Annual	9/18/29	PLN	(7,600)	4	—	4
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.16	Semi-Annual/Annual	6/21/28		(17,000)	139	—	139
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.26	Semi-Annual/Annual	6/12/28		(40,000)	363	—	363
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.42	Semi-Annual/Annual	6/19/29		(13,500)	160	—	160
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.50	Semi-Annual/Annual	6/19/34		(7,500)	115	—	115
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.53	Semi-Annual/Annual	6/19/34		(4,390)	70	—	70
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.70	Maturity/Maturity	1/4/27	BRL	(20,700)	(393)	—	(393)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.88	Maturity/Maturity	1/4/27		(15,600)	(278)	—	(278)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.54	Maturity/Maturity	1/2/29		(16,983)	(451)	—	(451)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.65%	Maturity/Maturity	1/2/26		(51,283)	$(339)	$—	$(339)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.78	Maturity/Maturity	1/4/27		(7,060)	(92)	—	(92)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.18	Maturity/Maturity	1/2/26		(47,700)	(251)	—	(251)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.65	Maturity/Maturity	1/4/27		(6,800)	(65)	—	(65)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	12.75	Maturity/Maturity	1/2/29		(6,200)	(71)	—	(71)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	15.23	Maturity/Maturity	1/4/27		(16,500)	15	—	15
Morgan Stanley & Co. LLC	CNRR	Pay	1.44	Quarterly/ Quarterly	3/19/30	CNY	(15,550)	(4)	—	(4)
Morgan Stanley & Co. LLC	CNRR	Pay	1.73	Quarterly/ Quarterly	12/18/29		(9,000)	14	—	14
Morgan Stanley & Co. LLC	CNRR	Pay	2.03	Quarterly/ Quarterly	9/18/29		(14,100)	47	—	47
Morgan Stanley & Co. LLC	CNRR	Pay	2.11	Quarterly/ Quarterly	6/20/29		(5,400)	19	—	19
Morgan Stanley & Co. LLC	CNRR	Pay	2.12	Quarterly/ Quarterly	6/19/29		(13,600)	50	—	50
Morgan Stanley & Co. LLC	CNRR	Pay	2.29	Quarterly/ Quarterly	9/20/28		(85,600)	333	—	333
Morgan Stanley & Co. LLC	CNRR	Pay	2.35	Quarterly/ Quarterly	3/20/29		(12,000)	57	—	57
Morgan Stanley & Co. LLC	CNRR	Pay	2.39	Quarterly/ Quarterly	12/20/28		(17,330)	81	—	81
Morgan Stanley & Co. LLC	CNRR	Pay	2.42	Quarterly/ Quarterly	12/21/27		(134,000)	476	—	476
Morgan Stanley & Co. LLC	CNRR	Pay	2.44	Quarterly/ Quarterly	12/20/28		(89,100)	437	—	437
Morgan Stanley & Co. LLC	CNRR	Pay	2.48	Quarterly/ Quarterly	9/20/28		(14,400)	69	—	69
Morgan Stanley & Co. LLC	CPIBR	Pay	8.91	Quarterly/ Quarterly	12/20/33	COP	(5,699,000)	— @	—	— @
Morgan Stanley & Co. LLC	MIBOR	Pay	5.91	Semi-Annual/Semi-Annual	12/18/29	INR	(400,000)	(33)	—	(33)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.93	Semi-Annual/Semi-Annual	3/19/30		(793,000)	(52)	—	(52)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.94	Semi-Annual/Semi-Annual	12/18/29		(820,330)	(58)	—	(58)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.95	Semi-Annual/Semi-Annual	3/19/30		(914,000)	(52)	—	(52)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.01	Semi-Annual/Semi-Annual	12/18/29		(334,000)	(12)	—	(12)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.03%	Semi-Annual/Semi-Annual	12/18/29		(430,000)	$(12)	$—	$(12)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.07	Semi-Annual/Semi-Annual	3/19/30		(139,500)	— @	—	— @
Morgan Stanley & Co. LLC	MIBOR	Pay	6.07	Semi-Annual/Semi-Annual	3/19/30		(266,000)	1	—	1
Morgan Stanley & Co. LLC	MIBOR	Pay	6.16	Semi-Annual/Semi-Annual	3/19/30		(75,106)	3	—	3
Morgan Stanley & Co. LLC	MIBOR	Pay	6.17	Semi-Annual/Semi-Annual	3/19/30		(368,250)	18	—	18
Morgan Stanley & Co. LLC	MIBOR	Pay	6.17	Semi-Annual/Semi-Annual	3/19/30		(76,979)	4	—	4
Morgan Stanley & Co. LLC	MIBOR	Pay	6.17	Semi-Annual/Semi-Annual	3/19/30		(77,896)	4	—	4
Morgan Stanley & Co. LLC	MIBOR	Pay	6.17	Semi-Annual/Semi-Annual	3/19/30		(138,269)	7	—	7
Morgan Stanley & Co. LLC	MIBOR	Pay	6.20	Semi-Annual/Semi-Annual	3/19/30		(460,000)	30	—	30
Morgan Stanley & Co. LLC	MIBOR	Pay	6.26	Semi-Annual/Semi-Annual	3/20/29		(970,400)	69	—	69
Morgan Stanley & Co. LLC	MIBOR	Pay	6.26	Semi-Annual/Semi-Annual	3/19/30		(259,000)	24	—	24
Morgan Stanley & Co. LLC	MIBOR	Pay	6.28	Semi-Annual/Semi-Annual	12/18/29		(312,000)	30	—	30
Morgan Stanley & Co. LLC	SORA	Receive	2.49	Semi-Annual/Semi-Annual	3/19/30	SGD	(1,000)	5	—	5
Morgan Stanley & Co. LLC	SORA	Pay	2.49	Semi-Annual/Semi-Annual	3/19/30		(1,000)	(5)	(7)	2
Morgan Stanley & Co. LLC	THOR	Pay	1.96	Quarterly/ Quarterly	3/19/30	THB	(107,000)	(1)	—	(1)
Morgan Stanley & Co. LLC	THOR	Pay	2.68	Quarterly/ Quarterly	6/21/33		(120,000)	141	—	141
Morgan Stanley & Co. LLC	THOR	Pay	2.70	Quarterly/ Quarterly	6/19/34		(68,480)	82	—	82
Morgan Stanley & Co. LLC	THOR	Pay	2.95	Quarterly/ Quarterly	12/20/28		(123,598)	146	—	146
								$1,579	$(7)	$1,586

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

ALL	— Albanian Lek
AMD	— Armenian Dram
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KES	— Kenyan Shilling
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
LKR	— Sri Lankan Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
PYG	— Paraguay Guarani
RON	— Romanian New Leu
RSD	— Serbia Dinar
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
VND	— Viet Nam Dong
ZAR	— South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	77.1%
Short-Term Investments	15.7
Other*	7.2
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $8,328,000 and net unrealized appreciation of approximately $189,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,661,000. Also does not include open swap agreements with net unrealized appreciation of approximately $1,586,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

January 31, 2025 (unaudited)

Notes to Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (“the Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”)(the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as (“NAV”) of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

January 31, 2025 (unaudited)

Notes to Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

January 31, 2025 (unaudited)

Notes to Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Assets:
Call Options Purchased	$—	$72	$—	$72
Fixed Income Securities
Corporate Bonds	—	18,526	—	18,526
Loan Participation Notes	—	—	5,885	5,885
Sovereign	—	295,234	—	295,234
Total Fixed Income Securities	—	313,760	5,885	319,645
Warrants	—	3,442	—	3,442
Put Options Purchased	—	106	—	106
Short-Term Investments
Mortgages - Other	—	648	—	648
U.S. Treasury Security	—	9,893	—	9,893
Investment Company	14,213	—	—	14,213
Sovereign	—	35,365	—	35,365
Total Short-Term Investments	14,213	45,906	—	60,119
Foreign Currency Forward Exchange Contracts	—	9,052	—	9,052
Futures Contracts	189	—	—	189
Centrally Cleared Interest Rate Swap Agreements	—	3,999	—	3,999
Total Assets	14,402	376,337	5,885	396,624
Liabilities:
Written Options	—	(74)	—	(74)
Foreign Currency Forward Exchange Contracts	—	(7,391)	—	(7,391)
Centrally Cleared Interest Rate Swap Agreements	—	(2,413)	—	(2,413)
Total Liabilities	—	(9,878)	—	(9,878)
Total	$14,402	$366,459	$5,885	$386,746

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

January 31, 2025 (unaudited)

Notes to Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fixed Income (000)
Beginning Balance	$5,941
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(56)
Realized gains (losses)	—
Ending Balance	$5,885
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2025	$(56)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2025:

	Fair Value at January 31, 2025 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Fixed Income	$5,885	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.42% - 5.41% / 5.09%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.